Restructuring Expenses (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	€ 11,201	€ 35,687
Employee related expenses	4,534	19,437
Contract termination related expenses	779	2,799
Impairment charges		4,623
Transition expenses	3,806	4,366
Expenses buy out RTP		3,940
Other expenses	2,082	522
Unconditional One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Employee related expenses		15,800
Conditional One-Time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Employee related expenses		1,700
Other Employee Related Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Employee related expenses		€ 1,900